Income taxes	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income taxes recognized during the three and six months ended June 30, 2025 and June 30, 2024, comprise:

	Three Months Ended		Six Months Ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
	(in thousands)
Income tax (benefit) / expense	$(21,861)	$23,344	$(2,258)	$51,668
Total	$(21,861)	$23,344	$(2,258)	$51,668

Income tax expense decreased to a $21.9 million income tax benefit compared to a $23.3 million expense for the three months ended June 30, 2024 primarily due to the net release of provisions for uncertain tax positions in the period ($29.3 million), the release of a deferred tax liability related to investments in foreign subsidiaries associated with unremitted earnings ($30.6 million), partially offset by a reduced level of deferred tax benefit associated with the amortization of intangible assets ($14.6 million).

Income tax expense decreased to a $2.3 million income tax benefit compared to a $51.7 million expense for the six months ended June 30, 2024 primarily due to the net release of provisions for uncertain tax positions in the period ($27.3 million), the release of a deferred tax liability related to investments in foreign subsidiaries associated with unremitted earnings ($30.8 million), partially offset by a reduced level of deferred tax benefit associated with the amortization of intangible assets ($29.6 million), and changes in various tax laws.

The Company has analyzed the filing positions in all of the significant jurisdictions where it is required to file income tax returns, as well as open tax years in these jurisdictions. The only periods subject to audit by the major tax jurisdictions where the Company does business are the 2015 through 2024 tax years. During such audits, local tax authorities may challenge the positions taken by us in our tax returns.
In the normal course of business, the Company provides for uncertain tax positions and the related interest and adjusts its unrecognized tax benefits and accrued interest accordingly. As at June 30, 2025, the Company maintains a $100.9 million liability (December 31, 2024: $125.8 million) for unrecognized tax benefits, which is comprised of $80.8 million (December 31, 2024: $101.6 million) inclusive of $20.1 million (December 31, 2024: $24.2 million) for interest and penalties related to such items. The Company recognizes interest accrued on unrecognized tax benefits as an additional income tax expense.

A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
	(in thousands)
Unrecognized tax benefits at start of period	$101,619	$160,016
Increase related to prior year tax positions	29,140	7,374
Decrease related to prior year tax positions	(58,824)	(2,525)
Increase related to current period tax positions	8,896	2,171
Lapse of statute of limitations	—	(65,417)
Unrecognized tax benefits at end of period	$80,831	$101,619

Interest and penalties recognized during the period to June 30, 2025 amounted to a net benefit of $5.0 million, (year ended December 31, 2024: a net charge of $1.9 million) and are included within the income tax benefit / (expense). Total accrued interest and penalties as of June 30, 2025 and December 31, 2024 were $20.1 million and $24.2 million, respectively, and are included in closing income taxes payable at those dates.
Our major tax jurisdictions are Ireland and the United States. We may potentially be subjected to tax audits in both our major jurisdictions. In Ireland, tax periods open to audit include the years ended December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023 and December 31, 2024. In the United States, tax periods open to audit include the years ended December 31, 2022, December 31, 2023 and December 31, 2024. During such audits, local tax authorities may challenge the positions taken by us in our tax returns. During the three months ended June 30, 2025 a tax audit in the U.S. related to 2021 was closed resulting in the release of the related provision.